S000006332 [Member] Investment Strategy - TCW Relative Value Mid Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index). As of December 31, 2025, the market capitalization of companies included in the Russell MidCap® Index was between $1.3 billion and $102 billion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stock; rights, warrants or options to purchase common or preferred stock; securities that may be converted into or exchanged for common or preferred stock, such as convertible preferred stock, convertible debt and Eurodollar convertible securities; equity securities of foreign companies listed on established exchanges, including NASDAQ; American Depositary Receipts (ADRs); equity securities of real estate investment trusts (“REITs”) and real estate companies; and other securities with equity characteristics.
The portfolio managers analyze economic and market conditions and identify securities that the portfolio managers believe will make the best investments in the pursuit of the Fund’s investment objective. In selecting the Fund’s investments, the portfolio managers sometimes consider the extent to which businesses have leaders who prudently manage financially material risks to their business and demonstrate appropriate corporate governance in the management of their business. Additionally, the portfolio managers consider various factors including:
•	a company’s market capitalization;
•	a company’s price-to-book;
•	a company’s price-to-earnings;
•	a company’s price-to-sales;
•	a company’s price-to-cash flow; and/or
•	a company’s dividend yield.
The Fund invests mostly in what the portfolio managers believe are “value companies.” The portfolio managers seek to identify those companies that have fallen out of favor and whose stock is selling below what the portfolio managers believe is its real value. The portfolio managers look for those stocks with a potential catalyst, such as new products/markets restructuring/cost-cutting, or management, which may trigger an increase in their values.
Portfolio securities may be sold for a number of reasons, including when a company fails to meet expectations or when the portfolio managers believe that (i) there has been a deterioration in the underlying fundamentals of a company, (ii) the intermediate- and long-term prospects for a company are poor, (iii) another security may offer a better investment opportunity, (iv) an individual security has reached its sell target, or (v) the portfolio should be rebalanced for diversification or portfolio weighting purposes.